RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties And Related Party Transactions
Salaries	$ 6.9	$ 5.8	$ 3.6
Variable payment	5.6	3.6	2.9
Non-monetary benefits	0.2	0.2	0.1
Share based payments	4.7	8.8	4.6
Total	$ 17.4	$ 18.4	$ 11.2